Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 353,140	$ (2,012,056)	$ (1,347,113)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	244,179	558,740	557,267
Amortization and expiration of operating lease right-of-use assets	6,781	29,748	28,935
Gain on derivative liability – warrants		(51)	(23,314)	$ (60,207)
Gain on settlement of debt		(14,812)
Provision for doubtful debts	114,480	84,952
Loss on disposal of equipment	1,927
Deferred income tax expense			(210,499)
Stock-based compensation	379,247	515,116	696,248
Unrealized foreign exchange (income) loss		(1,407)	(1,052)
Changes in operating assets and liabilities:
Accounts receivable	965,614	1,054,025	(772,418)
Prepaid expenses	37,491	(31,647)	34,220
Accounts payable and accrued liabilities	(797,629)	(1,006,248)	1,471,471
Net cash provided by (used in) operating activities	1,305,230	(823,640)	433,745
Cash flows from investing activities:
Acquisition of equipment	(9,840)	(8,714)	(22,806)
Long-term cash equivalent	16,294
Security deposits	7,214		(3,727)
Net cash provided by (used in) investing activities	13,668	(8,714)	(26,533)
Cash flows from financing activities:
Repayment of Government CEBA loan		(29,484)
Payments for repurchase of common shares		(517)	(87,778)
Payments on operating lease liabilities	(7,605)	(31,951)	(34,511)
Net cash (used in) provided by financing activities	(7,605)	(61,952)	(122,289)
Change in cash	1,311,293	(894,306)	284,923
Cash, beginning of year	1,469,224	2,363,530	2,078,607
Cash, end of year	2,780,517	1,469,224	2,363,530	$ 2,078,607
Supplementary information:
Interest paid
Income taxes paid (recovery)	32,829	3,697	3,129
Non-cash transaction
Shares issued to settle accounts payable and accrued liabilities			$ 79,705